Commitments and Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Rent expense under operating lease agreements	$ 20,300,000	$ 17,900,000	$ 13,000,000
Percentage of royalty on net product sales range, minimum	1.00%
Percentage of royalty on net product sales range, maximum	25.00%
Accrued royalties	25,700,000	16,400,000
Royalty expense related to agreements	43,300,000	45,700,000	47,200,000
Total contingent obligation	103,100,000
Additional contingent cash payments to be made in 2012	26,500,000
Additional contingent cash payments to be made in 2013	11,100,000
Additional contingent cash payments to be made in 2014	12,300,000
Additional contingent cash payments to be made in 2015	4,700,000
Additional contingent cash payments to be made in 2016	6,400,000
Additional contingent cash payments to be made between now and 2016	42,100,000
Accrued contingent obligation	39,800,000
Commitment under employment contract agreements	19,200,000
Prepaid and other expenses	7,000,000	27,000,000
Preacquisition contingencies included in accrued and other liabilities	6,203,000	28,679,000
Operon Biotechnologies Inc. [Member]
Total award issued including administrative and arbitrator fees	2,100,000
Cybeles Life Science Consulting [Member]
Loss Contingency, Damages Sought, Value	$ 1,300,000